Acquisitions (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 26, 2014 USD ($)	Sep. 25, 2015 USD ($) acquisition	Sep. 26, 2014 USD ($)	Sep. 27, 2013 USD ($)
Business Acquisition Disclosures
Business combination, consideration transferred			$ 66	$ 257
Acquisition of businesses, net of cash acquired and contingent considerations		$ 588
Acquisition of businesses, net of cash acquired		583	65	229
Cash balance acquired in the acquisition of a business		28	1	9
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		24	0	0
Business combination, contingent consideration, liability	$ 28	$ 5	28
Number of Businesses Acquired | acquisition		12
Payments to Noncontrolling Interests	$ 66	$ 0	66	0
Business Combination, Indemnification Assets, Amount as of Acquisition Date		11
Acquisition and integration costs		5	3	4
IST [Member]
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired		327
Cash balance acquired in the acquisition of a business		5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		67
Goodwill, Acquired During Period		137
Finite-lived Intangible Assets Acquired		143
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		15
FootFall [Member]
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired		58
Cash balance acquired in the acquisition of a business		2
North America Systems Installation and Services Segment Rest of World Systems Installation and Services Segment
Business Acquisition Disclosures
Business combination, contingent consideration, liability		1
North America Systems Installation and Services Segment Rest of World Systems Installation and Services Segment | Westfire, Inc.
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired			53
Cash balance acquired in the acquisition of a business			$ 1
Business combination, contingent consideration, liability		1
North America Systems Installation and Services Segment Rest of World Systems Installation and Services Segment | Exacq Technologies
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired				148
Cash balance acquired in the acquisition of a business				$ 2
ROW Integrated Solutions & Services
Business Acquisition Disclosures
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 23